Average Annual Total Returns - Calvert Floating-Rate Advantage Fund	S&P®/LSTA Leveraged Loan Index One Year	S&P®/LSTA Leveraged Loan Index Life of Fund	Class A One Year	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Life of Fund	Class R6 One Year	Class R6 Life of Fund
Total	5.20%	4.29%	0.16%	1.93%	Oct. 10, 2017	(1.33%)	0.25%	0.08%	0.66%	4.34%	3.08%	4.23%	3.05%